Condensed Consolidating Financial Information (Notes)	3 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
20. Condensed Consolidating Financial Information
Separate condensed consolidating financial information of Western Refining, Inc. (the "Parent"), subsidiary guarantors and non-guarantors is presented below. At March 31, 2016, the Parent and certain subsidiary guarantors have fully and unconditionally guaranteed our Western 2021 Senior Unsecured Notes on a joint and several basis. NTI and WNRL are subsidiaries that have not guaranteed the Western 2021 Senior Unsecured Notes. As a result of the Parent and certain subsidiaries' guarantee arrangements, we are required to present the following condensed consolidating financial information that should be read in conjunction with the accompanying condensed consolidated financial statements and notes thereto.
Due to the retrospective adjustments of financial position, results of operations and cash flows from the guarantor to the non-guarantor entities resulting from the TexNew Mex Pipeline Transaction, we have revised the condensed consolidating financial information for all periods presented. See Note 1, Organization, for additional information on this transaction.
NTI and WNRL are publicly held master limited partnerships. As of March 31, 2016, we owned a 38.3% limited partnership interest in NTI and a 66.4% limited partnership interest in WNRL, and the non-financial general partner interests of both entities. We are the primary beneficiary of WNRL's earnings and cash flows. We exercise control of both NTI and WNRL through our 100% ownership of the respective general partners. Accordingly, NTI and WNRL are consolidated with the other accounts of Western.
Our transactions with WNRL, including fees paid under our pipeline, terminalling and services agreements, are eliminated and have no impact on our condensed consolidated financial statements. All intercompany accounts and transactions with NTI and WNRL are eliminated in our condensed consolidated financial statements.
NTI's long-term debt is comprised of its NTI 2020 Secured Notes and the NTI Revolving Credit Facility. NTI creditors under the NTI 2020 Secured Notes and the NTI Revolving Credit Facility have no recourse to the Parent's assets except to the extent of the assets of Northern Tier Energy GP LLC, the general partner of NTI that we wholly own. Any recourse to NTI’s general partner would be limited to the extent of the general partner’s assets that other than its investment in NTI are not significant. Furthermore, the Parent's creditors have no recourse to the assets of NTI's general partner, NTI and its consolidated subsidiaries. See Note 9, Long-Term Debt, for a description of NTI’s debt obligations.
WNRL generates revenues by charging fees and tariffs for transporting crude oil through its pipelines and truck fleet, for transporting refined and other products through its terminals and pipelines, for providing storage in its storage tanks and at its terminals and selling refined products through its wholesale distribution network. We do not provide financial or equity support through any liquidity arrangements and/or debt guarantees to WNRL.
WNRL's long-term debt is comprised of the WNRL 2023 Senior Notes and the WNRL Revolving Credit Facility. With the exception of the assets of Western Refining Logistic GP, LLC, the general partner of WNRL, creditors have no recourse to our assets. Any recourse to WNRL’s general partner would be limited to the extent of Western Refining Logistic GP, LLC’s assets which, other than its investment and incentive distribution rights in WNRL, are not significant. Furthermore, our creditors have no recourse to the assets of WNRL and its consolidated subsidiaries. See Note 9, Long-Term Debt, for a description of WNRL’s debt obligations.
NTI and WNRL have risks associated with their respective operations. NTI’s risks, while similar to ours because it experiences similar industry dynamics, are not associated with our operations. WNRL’s risks are directly associated with our operations. If we suffer significant decreases in our throughput or fail to meet desired shipping or throughput levels for an extended period of time, WNRL revenues would be reduced and WNRL could suffer substantial losses.
In the event that NTI or WNRL incur a loss, our operating results will reflect NTI's or WNRL’s loss, net of intercompany eliminations, to the extent of our ownership interests in NTI and WNRL at that point in time.
The following condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Western’s subsidiary guarantors are not included because the guarantees are full and unconditional and these subsidiary guarantors are 100% owned and jointly and severally liable for the Parent’s outstanding debt. The information is presented using the equity method of accounting for investments in subsidiaries.

CONDENSED CONSOLIDATING BALANCE SHEETS
As of March 31, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$529,460	$63,620	$—	$593,101
Accounts receivable, trade, net of a reserve for doubtful accounts	—	104,551	232,526	—	337,077
Accounts receivable, affiliate	3,007	66,012	2,544	(71,563)	—
Inventories	—	419,692	263,901	—	683,593
Prepaid expenses	—	61,472	18,499	—	79,971
Other current assets	—	118,778	40,813	—	159,591
Total current assets	3,028	1,299,965	621,903	(71,563)	1,853,333
Restricted cash	—	36,783	—	—	36,783
Equity method investment	—	—	102,971	—	102,971
Property, plant and equipment, net	—	1,106,879	1,217,712	—	2,324,591
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	31,923	53,352	—	85,275
Investment in subsidiaries	3,994,766	—	—	(3,994,766)	—
Due from affiliate	—	1,894,627	—	(1,894,627)	—
Other assets, net	—	37,975	23,391	—	61,366
Total assets	$3,997,794	$4,408,152	$3,308,772	$(5,960,956)	$5,753,762
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$10,938	$251,898	$299,594	$—	$562,430
Accounts payable, affiliate	—	—	71,563	(71,563)	—
Accrued liabilities	10,975	110,587	97,190	—	218,752
Current portion of long-term debt	5,500	—	—	—	5,500
Total current liabilities	27,413	362,485	468,347	(71,563)	786,682
Long-term liabilities:
Long-term debt, less current portion	856,520	—	796,072	—	1,652,592
Due to affiliate	1,894,627	—	—	(1,894,627)	—
Lease financing obligation	—	41,943	11,247	—	53,190
Deferred income tax liability, net	—	304,195	37,280	—	341,475
Deficit in subsidiaries	—	399,553	—	(399,553)	—
Other liabilities	—	64,489	4,534	—	69,023
Total long-term liabilities	2,751,147	810,180	849,133	(2,294,180)	2,116,280
Equity:
Equity - Western	1,219,234	3,235,487	359,726	(3,595,213)	1,219,234
Equity - Non-controlling interest	—	—	1,631,566	—	1,631,566
Total equity	1,219,234	3,235,487	1,991,292	(3,595,213)	2,850,800
Total liabilities and equity	$3,997,794	$4,408,152	$3,308,772	$(5,960,956)	$5,753,762

CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21	$656,966	$115,515	$—	$772,502
Accounts receivable, trade, net of a reserve for doubtful accounts	—	122,593	236,644	—	359,237
Accounts receivable, affiliate	—	55,550	3,505	(59,055)	—
Inventories	—	311,589	235,949	—	547,538
Prepaid expenses	—	55,699	17,514	—	73,213
Other current assets	—	135,139	34,589	—	169,728
Total current assets	21	1,337,536	643,716	(59,055)	1,922,218
Restricted cash	—	69,106	—	—	69,106
Equity method investment	—	—	97,513	—	97,513
Property, plant and equipment, net	—	1,099,787	1,205,384	—	2,305,171
Goodwill	—	—	1,289,443	—	1,289,443
Intangible assets, net	—	31,401	53,544	—	84,945
Investment in subsidiaries	3,964,578	—	—	(3,964,578)	—
Due from affiliate	—	1,797,047	—	(1,797,047)	—
Other assets, net	—	42,166	22,831	—	64,997
Total assets	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, trade	$—	$262,550	$291,407	$—	$553,957
Accounts payable, affiliate	920	—	58,135	(59,055)	—
Accrued liabilities	5,508	142,257	100,630	—	248,395
Current portion of long-term debt	5,500	—	—	—	5,500
Total current liabilities	11,928	404,807	450,172	(59,055)	807,852
Long-term liabilities:
Long-term debt, less current portion	856,327	—	788,567	—	1,644,894
Due to affiliate	1,797,047	—	—	(1,797,047)	—
Lease financing obligation	—	42,168	11,064	—	53,232
Deferred income tax liability, net	—	275,634	37,280	—	312,914
Deficit in subsidiaries	—	395,774	—	(395,774)	—
Other liabilities	—	63,674	4,921	—	68,595
Total long-term liabilities	2,653,374	777,250	841,832	(2,192,821)	2,079,635
Equity:
Equity - Western	1,299,297	3,194,986	373,818	(3,568,804)	1,299,297
Equity - Non-controlling interest	—	—	1,646,609	—	1,646,609
Total equity	1,299,297	3,194,986	2,020,427	(3,568,804)	2,945,906
Total liabilities and equity	$3,964,599	$4,377,043	$3,312,431	$(5,820,680)	$5,833,393

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Three Months Ended March 31, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$1,004,540	$965,512	$(514,548)	$1,455,504
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	798,548	763,361	(514,548)	1,047,361
Direct operating expenses (exclusive of depreciation and amortization)	—	106,540	117,045	—	223,585
Selling, general and administrative expenses	46	24,695	28,544	—	53,285
Gain on disposal of assets, net	—	(26)	(104)	—	(130)
Maintenance turnaround expense	—	125	—	—	125
Depreciation and amortization	—	25,538	27,113	—	52,651
Total operating costs and expenses	46	955,420	935,959	(514,548)	1,376,877
Operating income (loss)	(46)	49,120	29,553	—	78,627
Other income (expense):
Equity in earnings of subsidiaries	43,725	9,304	—	(53,029)	—
Interest income	—	114	50	—	164
Interest and debt expense	(13,141)	(738)	(12,802)	—	(26,681)
Other, net	—	1,069	5,035	—	6,104
Income before income taxes	30,538	58,869	21,836	(53,029)	58,214
Provision for income taxes	—	(18,368)	(261)	—	(18,629)
Net income	30,538	40,501	21,575	(53,029)	39,585
Less net income attributable to non-controlling interests	—	—	9,047	—	9,047
Net income attributable to Western Refining, Inc.	$30,538	$40,501	$12,528	$(53,029)	$30,538
Comprehensive income attributable to Western Refining, Inc.	$30,538	$40,501	$12,528	$(53,029)	$30,538

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME
Three Months Ended March 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Net sales	$—	$1,783,100	$1,305,172	$(769,542)	$2,318,730
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	—	1,488,688	1,022,164	(769,542)	1,741,310
Direct operating expenses (exclusive of depreciation and amortization)	—	109,235	106,076	—	215,311
Selling, general and administrative expenses	47	29,530	26,226	—	55,803
Loss (gain) on disposal of assets, net	—	381	(99)	—	282
Maintenance turnaround expense	—	105	—	—	105
Depreciation and amortization	—	24,669	25,257	—	49,926
Total operating costs and expenses	47	1,652,608	1,179,624	(769,542)	2,062,737
Operating income (loss)	(47)	130,492	125,548	—	255,993
Other income (expense):
Equity in earnings of subsidiaries	119,759	8,228	—	(127,987)	—
Interest income	—	97	66	—	163
Interest and debt expense	(13,723)	(507)	(10,727)	—	(24,957)
Other, net	—	45	3,161	—	3,206
Income before income taxes	105,989	138,355	118,048	(127,987)	234,405
Provision for income taxes	—	(59,234)	(203)	—	(59,437)
Net income	105,989	79,121	117,845	(127,987)	174,968
Less net income attributable to non-controlling interests	—	—	68,979	—	68,979
Net income attributable to Western Refining, Inc.	$105,989	$79,121	$48,866	$(127,987)	$105,989
Comprehensive income attributable to Western Refining, Inc.	$105,989	$79,129	$48,866	$(127,987)	$105,997

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Three Months Ended March 31, 2016
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$4,786	$(21,284)	$30,994	$(13,392)	$1,104
Cash flows from investing activities:
Capital expenditures	—	(44,798)	(34,231)	—	(79,029)
Return of capital from equity method investment	13,537	—	—	(13,537)	—
Use of restricted cash	—	32,323	—	—	32,323
Contributions to affiliate	—	(93,653)	—	93,653	—
Proceeds from the sale of assets	—	100	119	—	219
Net cash provided by (used in) investing activities	13,537	(106,028)	(34,112)	80,116	(46,487)
Cash flows from financing activities:
Payments on long-term debt and capital lease obligations	(1,375)	(194)	(353)	—	(1,922)
Borrowings on revolving credit facility	—	—	70,000	—	70,000
Repayments on revolving credit facility	—	—	(62,500)	—	(62,500)
Distribution to affiliate	—	—	(26,929)	26,929	—
Purchases of common stock for treasury	(75,000)	—	—	—	(75,000)
Distribution to non-controlling interest holders	—	—	(28,995)	—	(28,995)
Dividends paid	(35,601)	—	—	—	(35,601)
Contributions from affiliates	93,653	—	—	(93,653)	—
Net cash used in financing activities	(18,323)	(194)	(48,777)	(66,724)	(134,018)
Net decrease in cash and cash equivalents	—	(127,506)	(51,895)	—	(179,401)
Cash and cash equivalents at beginning of year	21	656,966	115,515	—	772,502
Cash and cash equivalents at end of year	$21	$529,460	$63,620	$—	$593,101

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Three Months Ended March 31, 2015
(In thousands)

	Parent	Guarantor Subsidiaries	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$12,172	$4,907	$115,668	$(27,769)	$104,978
Cash flows from investing activities:
Capital expenditures	—	(20,526)	(33,317)	648	(53,195)
Use of restricted cash	—	43,400	—	—	43,400
Contributions to affiliate	—	(61,636)	—	61,636	—
Proceeds from the sale of assets	—	1,093	179	(648)	624
Net cash provided by (used in) investing activities	—	(37,669)	(33,138)	61,636	(9,171)
Cash flows from financing activities:
Additions to long-term debt	—	—	300,000	—	300,000
Payments on long-term debt and capital lease obligations	(1,375)	—	—	—	(1,375)
Repayments on revolving credit facility	—	—	(269,000)	—	(269,000)
Distribution to affiliate	—	—	(27,769)	27,769	—
Deferred financing costs	—	—	(6,551)	—	(6,551)
Purchases of common stock for treasury	(25,000)	—	—	—	(25,000)
Distribution to non-controlling interest holders	—	—	(33,665)	—	(33,665)
Dividends paid	(28,638)	—	—	—	(28,638)
Contributions from affiliates	42,841	—	18,795	(61,636)	—
Excess tax benefit from stock-based compensation	—	337	—	—	337
Net cash provided by (used in) financing activities	(12,172)	337	(18,190)	(33,867)	(63,892)
Net increase (decrease) in cash and cash equivalents	—	(32,425)	64,340	—	31,915
Cash and cash equivalents at beginning of year	21	288,986	142,152	—	431,159
Cash and cash equivalents at end of year	$21	$256,561	$206,492	$—	$463,074